Leases (Details) - Schedule of Contractual Maturities - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Contractual Maturities [Abstract]
2024	$ 966
2025	774
2026	348
2027	83
2028 and after	306
Total undiscounted lease liability	2,477
Less: present value adjustment	(344)
Operating lease liability	$ 2,133	$ 2,663